Schedule of Debt Issuance Costs and Debt Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Drawdown of Funds		$ 27,660	$ 14,500
Origination Fee		851	160
Amount Refinanced		(7,160)
Total Debt		21,351	14,660
Debt Issuance Costs		(8,019)	(3,114)
Amortization of Debt Issuance Costs		4,792	1,656
Total Debt, Net		18,124	13,202
Amount Refinanced		7,160
Debt Issuance Costs		8,019	3,114
Debt [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	$ 26,160
Origination Fee	1,406
Total Debt	1,573
Debt Issuance Costs	(8,850)
Amortization of Debt Issuance Costs	8,803
Total Debt, Net	1,526
Debt Exchanged for Preferred Stock	(25,993)
Debt Issuance Costs	8,850
Total Debt Net [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	36,160
Origination Fee	2,106
Total Debt	2,266
Debt Issuance Costs	(9,516)
Amortization of Debt Issuance Costs	9,469
Total Debt, Net	2,219
Debt Exchanged for Preferred Stock	(36,000)
Debt Issuance Costs	9,516
2019 Loan Agreement [Member]
Short-Term Debt [Line Items]
Drawdown of Funds		7,000	7,000
Origination Fee		160	160
Amount Refinanced		(7,160)
Total Debt			7,160
Debt Issuance Costs		(494)	(494)
Amortization of Debt Issuance Costs		494	474
Total Debt, Net			7,140
Amount Refinanced		7,160
Debt Issuance Costs		494	494
2020 Loan Agreement [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	8,000	8,000	7,500
Origination Fee
Amount Refinanced
Total Debt		8,000	7,500
Debt Issuance Costs	(2,806)	(2,805)	(2,620)
Amortization of Debt Issuance Costs	2,806	2,451	1,182
Total Debt, Net		7,646	6,062
Amount Refinanced
Debt Exchanged for Preferred Stock	(8,000)
Debt Issuance Costs	2,806	2,805	$ 2,620
2022 Secured Note [Member]
Short-Term Debt [Line Items]
Drawdown of Funds		12,660
Origination Fee		691
Amount Refinanced
Total Debt		13,351
Debt Issuance Costs		(4,720)
Amortization of Debt Issuance Costs		1,847
Total Debt, Net		10,478
Amount Refinanced
Debt Issuance Costs		$ 4,720
Secured Note [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	18,160
Origination Fee	1,406
Total Debt	1,573
Debt Issuance Costs	(6,044)
Amortization of Debt Issuance Costs	5,997
Total Debt, Net	1,526
Debt Exchanged for Preferred Stock	(17,993)
Debt Issuance Costs	6,044
Ten Thousand Million Secured Note [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	10,000
Origination Fee	700
Total Debt	693
Debt Issuance Costs	(666)
Amortization of Debt Issuance Costs	666
Total Debt, Net	693
Debt Exchanged for Preferred Stock	(10,007)
Debt Issuance Costs	$ 666